Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel				12 Months Ended			48 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2027	Jun. 30, 2027	Dec. 31, 2026
Oil price (West Texas Intermediate) average price [member] | Alternative Downside Scenario [Member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel				31
Oil price (West Texas Intermediate) average price [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel							43
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel				104	94	71
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel							74	75	56
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel				132
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel							81
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	6.60%		5.20%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	4.90%		3.70%
U.S. GDP growth rate [member] | Above Q4 2021 Level [member]
Statement [Line Items]
Average value macroeconomic drivers percentage		0.50%
Canada GDP growth rate [member] | Above Q4 2021 Level [member]
Statement [Line Items]
Average value macroeconomic drivers percentage		2.80%
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage				(30.00%)
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage							4.20%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage				(5.60%)	(3.60%)	0.10%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage							5.10%	4.30%	4.10%
Canadian housing price index [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage				10.90%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage							9.60%